Lease Liabilities - Schedule of Expected Undiscounted Contractual Cash Flows of the Lease Liabilities (Details) $ in Thousands	Mar. 31, 2026 CAD ($)
Schedule of Expected Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Lease Liabilities	$ 56,322
Not later than one year [Member]
Schedule of Expected Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Lease Liabilities	3,693
Later than one year [Member]
Schedule of Expected Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Lease Liabilities	4,790
Later than two years and not later than three years [Member]
Schedule of Expected Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Lease Liabilities	4,648
Later than three years and not later than four years [Member]
Schedule of Expected Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Lease Liabilities	4,956
Later than four years and not later than five years [Member]
Schedule of Expected Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Lease Liabilities	4,721
Later than five years [Member]
Schedule of Expected Undiscounted Contractual Cash Flows of the Lease Liabilities [Line items]
Lease Liabilities	$ 33,514